NOTE 6 - STOCKHOLDERS' EQUITY (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Common Stock Surrendered by Number of Executives		2
Common Stock, Surrendered (in Shares)		15,890,000
Redeemable Noncontrolling Interest, Equity, Preferred, Fair Value	$ 366,953	$ 496,467
Redeemable Noncontrolling Interest, Equity, Fair Value	48,131,880	7,601,499
Preferred Stock, Shares Outstanding (in Shares)	1,700,000	2,300,000
Preferred Stock, Redemption Amount	3,400,000	4,600,000
Stock Issued During Period, Shares, Issued for Services (in Shares)		10,000
Stock Issued During Period, Shares, Acquisitions (in Shares)		3,552,516
Business Combination, Acquisition Related Costs	4,147,005	1,404,059
Reclassification Out of Contingently Redeemable Common Stock	2,040,600	0
Common Stock, Shares, Outstanding (in Shares)	77,220,271	50,582,516
Stock Issued During Period, Value, Issued for Services (in Dollars)	152,500	20,000
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	129,513	0
Stock Issued During Period, Value, New Issues	5,551,065
Stock Issued During Period, Shares, Issued for Cash (in Shares)	3,527,508
Stock Issued During Period, Value, Issued for Cash	422,000
Stock option grant, December 2011 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum		1.90%
Warrants Issued with Convertible Preferred Stock [Member] | Private Placement, August 10, 2011 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Redeemable Noncontrolling Interest, Equity, Preferred, Fair Value		1,833,267
Ownership Limitation, Waived by Sovereign May 17, 2012 [Member] | Acquisition of Oil and Gas Properties October 21, 2011 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Equity Method Investment, Ownership Percentage	10.00%
Common Stock Issued as Commitment Fee [Member] | Common Stock Issuance to Lincoln Park [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)	723,592
Stock Issued During Period, Value, New Issues	208,311
Additional Common Stock Issuable on Pro Rata Basis as Commitment Fee [Member] | Common Stock Issuance to Lincoln Park [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	1,072,183
Redeemable Convertible Preferred Stock [Member] | Private Placement, August 10, 2011 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Redeemable Noncontrolling Interest, Equity, Preferred, Fair Value		2,766,733
Redeemable Convertible Preferred Stock [Member] | Preferred Stock Converstion, March 30, 2012 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Repurchased and Retired During Period, Shares (in Shares)	600,000
Legend Oil and Gas, Ltd. 2011 Stock Incentive Plan [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)		4,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)		2,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum		93.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum		94.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum		2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	40,000
Stock Option Granted to Number of Directors	2
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)	$ 0.87
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	93.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period (in Shares)	40,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)	1,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in Shares)	1,866,667
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	8 years 328 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 0.76	$ 1.39
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 1.58
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	1,400,000	1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	0
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options	1,200,000
Private Placement, February 2, 2011 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Private Placement, Number of Units Issued (in Shares)		300,000
Private placement, price per unit (in Dollars per share)		$ 0.50
Proceeds from Issuance of Private Placement		150,000
Private placement, number of foreign investors		1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		0.50
Class Of Warrant Or Right Exercise Period		3 years
Fair Value of Stock Issued During the Period		140,200
Adjustments to Additional Paid in Capital, Warrant Issued		9,800
Private Placement, August 10, 2011 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Private Placement, Number of Units Issued (in Shares)		2,300,000
Private placement, price per unit (in Dollars per share)		$ 2.00
Proceeds from Issuance of Private Placement		4,600,000
Unit, description		one share of restricted common stock and one warrant to purchase an additional share of common stock
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		2.00
Class Of Warrant Or Right Exercise Period		3 years
Treasury Stock Acquired, Average Cost Per Share (in Dollars per share)		$ 2.00
Debt Instrument, Convertible, Beneficial Conversion Feature		2,270,266
Redeemable Noncontrolling Interest, Equity, Fair Value	366,953	496,467
Stock Issued During Period, Value, Conversion of Convertible Securities	600,000
Preferred Stock, Shares Outstanding (in Shares)	1,700,000
Preferred Stock, Redemption Amount	3,400,000
Private Placement, April 28, 2011 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Private Placement, Number of Units Issued (in Shares)		250,000
Private placement, price per unit (in Dollars per share)		$ 1.00
Proceeds from Issuance of Private Placement		250,000
Private placement, number of foreign investors		1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		1.00
Class Of Warrant Or Right Exercise Period		3 years
Fair Value of Stock Issued During the Period		140,700
Adjustments to Additional Paid in Capital, Warrant Issued		109,300
Acquisition of Oil and Gas Properties October 21, 2011 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Acquisitions (in Shares)		3,552,516
Shareholder Put Right, Per Share Amount (in Dollars per share)		$ 2.00
Settlement of Sovereign Contingent Consideration May 17, 2012 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)	21,350,247
Business Combination, Acquisition Related Costs	4,147,005
Shares Disposed of by Investor (in Shares)	1,020,300
Reclassification Out of Contingently Redeemable Common Stock	2,040,600
Common Stock, Shares, Outstanding (in Shares)	23,882,463
Common Stock, Redemption Amount	47,764,927
Stock Issued for Services, January 12, 2012 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)	60,000
Stock Issued During Period, Value, Issued for Services (in Dollars)	60,000
Waiver of Put Option by Holders, March 26, 2012 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)	2,772,728
Preferred Stock Converstion, March 30, 2012 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)	600,000
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	129,513
Common Stock Issuance to Lincoln Park [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Common Stock Reserved for Placement by Third Party, Value	10,200,000
Term of Private Placement Agreement	3 years
Stock Issued During Period, Shares, Issued for Cash (in Shares)	3,527,508
Stock Issued During Period, Value, Issued for Cash	422,000
Stock to be Issued in Placement by Third Party, Floor Price (in Dollars per share)	$ 0.10
Stock Issued for Services, November 1, 2012 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)	250,000
Stock Issued During Period, Value, Issued for Services (in Dollars)	15,000
Consultant Contract, Term	6 years
Stock Issued for Services, November 12, 2012 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)	750,000
Stock Issued During Period, Value, Issued for Services (in Dollars)	67,500
Consultant Contract, Term	6 years
Stock Issued for Services, November 13, 2012 [Member]
NOTE 6 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)	100,000
Stock Issued During Period, Value, Issued for Services (in Dollars)	$ 10,000
Consultant Contract, Term	6 years